UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2014

Date of reporting period:	09/30/2013

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2013

		Percent of
Shares	Common Stock - 97.45%	Net Assets	Fair Value

	Basic Materials	3.51%
15,000	Allegheny Technologies, Inc.		$457,800
15,000	Freeport-McMoRan Copper & Gold, Inc.		496,200
10,000	Market Vectors Gold Miners ETF *		250,600
8,000	The Mosaic Company		344,160
10,000	Potash Corp. of Saskatchewan, Inc.		312,800
			1,861,560

	Consumer Discretionary	11.97%
46,000	Comcast Corp.		2,076,900
27,000	Lowe's Companies, Inc.		1,285,470
18,000	Viacom, Inc.		1,504,440
23,000	Walt Disney Co.		1,483,270
			6,350,080

	Consumer Staples	10.56%
19,000	CVS Caremark Corp.		1,078,250
18,000	General Mills, Inc.		862,560
18,000	Pepsico, Inc.		1,431,000
11,000	Procter & Gamble Co.		831,490
11,000	Wal-Mart Stores, Inc.		813,560
10,000	Whole Foods Market, Inc.		585,000
			5,601,860

	Energy	11.31%
16,000	Exxon Mobil Corp.		1,376,640
14,000	National Oilwell Varco, Inc.		1,093,540
7,000	Noble Corp.		264,390
18,000	Occidental Petroleum Corp.		1,683,720
6,000	Schlumberger Limited		530,160
14,000	Spectra Energy Corp.		479,220
50,000	Talisman Energy, Inc.		575,000
			6,002,670

	Financials	15.41%
8	Berkshire Hathaway, Inc. - A *		1,363,280
3,000	BlackRock, Inc.		811,860
18,000	Capital One Financial Corp.		1,237,320
5,000	Goldman Sachs Group, Inc.		791,050
25,000	JPMorgan Chase & Co.		1,292,250
20,000	MetLife, Inc.		939,000
32,000	Redwood Trust, Inc.		630,080
27,000	Wells Fargo & Company		1,115,640
			8,180,480

	Health Care	14.32%
19,000	Abbott Laboratories		630,610
19,000	AbbVie, Inc.		849,870
13,000	Covidien plc		792,220
6,000	Edwards Lifesciences Corp. *		417,780
19,000	Johnson & Johnson		1,647,110
2,250	Mallinckrodt plc *		99,202
9,000	Novartis AG		690,390
18,000	United Health Group, Inc.		1,288,980
8,000	Waters Corp. *		849,680
4,000	WellPoint, Inc.		334,440
			7,600,282

	Industrials	9.44%
8,000	3M Co.		955,280
32,000	Expeditors International of Washington, Inc.		1,409,920
65,000	General Electric Co.		1,552,850
14,500	ITT Corp.		521,275
17,000	Terex Corp. *		571,200
			5,010,525

	Technology	19.14%
3,800	Apple, Inc.		$1,811,650
57,000	Cisco Systems, Inc.		1,334,940
30,000	EMC Corp. *		766,800
700	Google, Inc. *		613,137
45,000	Microsoft Corp.		1,498,950
40,000	Oracle Corp.		1,326,800
7,000	QUALCOMM, Inc.		471,520
32,000	Texas Instruments, Inc.		1,288,640
56,000	Western Union Co.		1,044,960
			10,157,397

	Telecommunications	1.79%
27,000	Vodafone Group Plc		949,860
			949,860

	Other Securities - 2.46%
1,303,468	Goldman Sachs Financial Square Government Fund	2.46%	1,303,468

	Total investments in securities (cost $37,607,600)	99.91%	$53,018,182
	Cash	0.03%	13,080
	Other assets, less liabilities	0.06%	33,972
	NET ASSETS	100.00%	$53,065,234

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2013 is as follows:
	Federal tax cost of investments	$ 37,607,600

	Unrealized appreciation	$ 15,901,254
	Unrealized depreciation	$ (490,672)
	Total	$ 15,410,582

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2013:

		Level 1	Level 2	Level 3
	Common Stock	$ 51,714,714	$ -	$ -
	Other Securities	1,303,468	-	-
	Total	$ 53,018,182	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2013

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	24.24%
935,000	Federal Home Loan Bank 2.125% due 3/10/23		$853,382
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,401,793
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,210,463
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,118,616
1,000,000	Federal National Mortgage Assn. 0.70% due 9/6/16		996,050
2,000,000	Federal National Mortgage Assn. 1.50% due 4/24/18		1,996,728
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,277,240
2,000,000	Federal National Mortgage Assn. Step due 5/15/18		1,969,746
			12,824,018

	Mortgage Backed Securities	12.90%
2,452,735	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,393,606
452,472	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		479,485
123,694	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		131,011
35,424	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		37,569
55,744	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		58,717
17,588	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		18,849
35,682	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		36,868
8,733	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		9,226
544,775	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		575,545
31,121	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		32,758
23,076	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		24,290
154,012	Government National Mortgage Assn. Pool 1.75% due 8/20/34		158,083
127,324	Government National Mortgage Assn. Pool 1.75% due 8/20/32		122,716
326,277	Government National Mortgage Assn. Pool 4.50% due 5/15/18		350,119
379,081	Government National Mortgage Assn. Pool 5.00% due 11/15/33		416,010
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		1,982,140
			6,826,992

	Treasury Notes/Bonds/Inflation Protected Securities	45.17%
1,000,000	US Treasury Note 0.75% due 12/31/17		983,047
3,000,000	US Treasury Note 1.375% due 7/31/18		3,005,391
1,000,000	US Treasury Note 1.625% due 11/15/22		925,859
2,000,000	US Treasury Note 2.00% due 2/15/22		1,944,218
2,000,000	US Treasury Note 2.125% due 8/15/21		1,983,750
3,000,000	US Treasury Note 2.375% due 2/28/15		3,091,641
2,000,000	US Treasury Note 2.75% due 2/15/19		2,128,124
2,000,000	US Treasury Note 5.125% due 5/15/16		2,241,250
2,230,040	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,450,778
2,521,953	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,662,630
2,188,040	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,478,638
			23,895,326

	Corporate Bonds	10.30%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,152,187
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,134,502
500,000	Oracle Corp 1.2% due 10/15/17		491,070
500,000	Pfizer, Inc. 6.20% due 3/15/19		602,195
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,025,741
1,000,000	SBC Communications 5.10% due 9/15/14		1,042,913
			5,448,608

	Student Loans	3.09%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,636,804

	Other Securities	5.64%
383,980	Goldman Sachs Financial Square Government Fund		383,980
2,600,000	JP Morgan U.S. Government Fund		2,600,000
			2,983,980

	Total investments in securities (cost $51,312,037)	101.34%	$53,615,728
	Other assets, less liabilities	(1.34%)	(707,477)
	TOTAL NET ASSETS	100.00%	$52,908,251

The cost basis of investments for federal income tax purposes at September 30, 2013 is as follows:
	Federal tax cost of investments	$ 51,312,037

	Unrealized appreciation	$ 2,674,744
	Unrealized depreciation	(371,053)
	Total	$ 2,303,691

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2013

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 12,824,018	$ -
	Mortgage Backed Securities	-	6,826,992	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	23,895,326	-
	Corporate Bonds	-	5,448,608	-
	Student Loans	-	-	1,636,804
	Other Securities	2,983,980	-	-
	Total	$ 2,983,980	$ 48,994,944	$ 1,636,804

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/13/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/13/2013

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/13/2013